Segment Information (Geographical Revenues and Income before Income Taxes) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		9 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total Revenues		¥ 678,125	¥ 630,028	¥ 2,037,860	¥ 1,994,844
Income before Income Taxes		125,540	119,902	310,007	286,026
Japan | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues		493,745	438,376	1,514,591	1,503,642
Income before Income Taxes		87,626	51,568	217,482	138,780
The Americas | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[1]	69,732	80,572	197,242	189,964
Income before Income Taxes	[1]	14,295	30,357	34,811	55,273
Other Countries | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[2]	114,648	111,080	326,027	301,238
Income before Income Taxes	[2]	¥ 23,619	¥ 37,977	¥ 57,714	¥ 91,973

[1]	Mainly the United States
[2]	Mainly Asia, Europe, Australasia and Middle East